Average Annual Total Returns - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund	Dec. 30, 2022
Fidelity Diversified International Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	12.97%
Past 5 years	13.45%
Past 10 years	10.52%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%